SHARE OPTIONS - Summary of Share Option Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Options Outstanding and Exercisable, Weighted average exercise price (in dollars per share)	$ 3.43	$ 3.75
Options Outstanding and Unvested, Weighted average exercise price (in dollars per share)	$ 0.00	$ 3.75	$ 4.20
Options Outstanding and Unvested, Number of options (in shares)	0	226,667	466,667
Options Outstanding and Unvested, Weighted Average Remaining Contractual Life	0 years	10 months 9 days
Options Outstanding and Exercisable, Number of options (in shares)	240,000	318,333
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life	0 years	10 months 9 days